Recapitalization (Details) - USD ($)				12 Months Ended
	Dec. 22, 2025	Dec. 05, 2024	Dec. 04, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 19, 2026
Recapitalization [Line Items]
Market price		$ 214.4
Reverse stock split	1-for-20 reserve share split effected on December 22, 2025, 841,630 warrants
Professional service expenditures (in Dollars)				$ 9,417,872	$ 10,043,094	$ 7,309,660
Blue Ocean [Member]
Recapitalization [Line Items]
Founder shares (in Shares)				237,188
TNL [Member]
Recapitalization [Line Items]
Issue price of per share				$ 0.0001
Conversion ratio				$ 1
Ordinary shares (in Shares)				136,321
Merger agreement date				24 months
Outstanding public and private warrants (in Shares)				16,832,592
Support Agreement [Member] | Blue Ocean [Member]
Recapitalization [Line Items]
Founder shares (in Shares)				100,867
Omnibus Note Settlement Agreement [Member]
Recapitalization [Line Items]
Professional service expenditures (in Dollars)					4,301,416
Listing expense (in Dollars)					38,160,746
General and administrative expenses (in Dollars)					$ 42,462,162
Omnibus Note Settlement Agreement [Member] | TNL [Member]
Recapitalization [Line Items]
Aggregate principal amount (in Dollars)			$ 2,562,102
Class B Shares [Member]
Recapitalization [Line Items]
Issue price of per share				$ 0.0001
Class B Shares [Member] | Blue Ocean [Member]
Recapitalization [Line Items]
Issue price of per share				0.0001
Class A Shares [Member]
Recapitalization [Line Items]
Issue price of per share				0.0001
Class A Shares [Member] | Blue Ocean [Member]
Recapitalization [Line Items]
Issue price of per share				0.0001
Conversion ratio				1
Class A Shares [Member] | TNL [Member]
Recapitalization [Line Items]
Issue price of per share				$ 0.0001
Subsequent Event [Member] | TNL [Member]
Recapitalization [Line Items]
Ordinary shares (in Shares)							136,321